Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income tax
Summary of deferred income tax

Deferred income tax assets and liabilities as of December 31, 2018 and 2017, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31,		year ended
	2018	2017	2018	2017
Intangible assets	(678)	(719)	59	65
Trade and other payables	181	166	(7)	36
Trade and other receivables	31	101	(74)	(37)
Loans issued	69	48	(2)	21
Taxes on unremitted earnings	(253)	(184)	(69)	(109)
Other	64	7	36	24
Net deferred income tax asset/(liability)	(586)	(581)	(57)	—
including:
Deferred tax asset	157	245
Deferred tax liability	(743)	(826)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2016	2017	2018
Deferred income tax asset/(liability), net as of January 1	(834)	(581)	(581)
Impact of adopting IFRS 9 (Note 2.3(e))	—	—	49
Effect of acquisitions of subsidiaries	—	—	3
Deferred tax benefit/(expense)	253	—	(57)
Deferred income tax asset/(liability), net as of December 31	(581)	(581)	(586)

Summary of income tax expense

	2016	2017	2018
Total tax expense
Current income tax expense	(871)	(698)	(818)
Deferred tax benefit/(expense)	253	—	(57)
Income tax expense for the year	(618)	(698)	(875)

Reconciliation of theoretical and actual income tax expense

	2016	2017	2018
Profit before tax	3,107	3,840	4,501
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(278)	(370)	(479)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	39	12	70
Non-deductible expenses	(269)	(222)	(388)
Income tax associated with earnings of foreign subsidiaries	(95)	(109)	(70)
Unrecognized deferred tax assets	(15)	(9)	(8)
Total income tax expense	(618)	(698)	(875)